1900 K Street, N.W.
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

Philip T. Hinkle
philip.hinkle@dechert.com
+1 202 261 3460 Direct
+1 202 261 3050 Fax

September 18, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Eagle Point Institutional Income Fund
File Nos. 333-276455 and 811-23758
Post-Effective Amendment No. 3 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Eagle Point Institutional Income Fund (the “Fund”), a closed-end management investment company, is Post-Effective Amendment No. 3 to the Fund’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and Amendment No. 9 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purposes of: (i) completing certain items required to be included in the Registration Statement and (ii) making certain other changes to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3460.

Sincerely,

/s/ Philip T. Hinkle
Philip T. Hinkle